Credit Facility and Mortgage Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Credit Facility and Mortgage Debt (Details) [Line Items]
Line of Credit Facility, Amount Outstanding	$ 35,600,000		$ 64,700,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	5.40%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	6.24%
Amortization of Debt Discount (Premium)	(603,000)		(597,000)	(597,000)
Debt Instrument, Unamortized Discount (Premium), Net	(698,000)		(1,300,000)
Amortization of Financing Costs	764,000		799,000	351,000
Fairfield Inn Tallahassee, FL [Member] | Extinguishment of Tallahassee, FL Fairfield Inn and Lakeland, FL Courtyard Mortgage Notes Payable [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Extinguishment of Debt, Amount	3,000,000
Fairfield Inn Tallahassee, FL [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.80%	[1]
Debt Instrument, Maturity Date	1/11/2013
Courtyard Lakeland, FL [Member] | Extinguishment of Tallahassee, FL Fairfield Inn and Lakeland, FL Courtyard Mortgage Notes Payable [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Extinguishment of Debt, Amount	3,600,000
Courtyard Lakeland, FL [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.80%	[1]
Debt Instrument, Maturity Date	1/11/2013
Mortgage Debt Originated [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Debt Issuance Cost	300,000
Number of Mortgage Loan Agreements	4		1
Number of hotel properties used to secure debt	4		1
Debt Instrument, Face Amount	63,000,000		10,500,000
Extinguishment of Tallahassee, FL Fairfield Inn and Lakeland, FL Courtyard Mortgage Notes Payable [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Mortgage Loans on Real Estate, Number of Loans	2
Debt Instrument, Interest Rate, Stated Percentage	6.80%
Debt Instrument, Maturity Date	January 2013
Line of Credit $40 Million [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Debt Instrument, Origination Date	August 2012
Line of Credit Facility, Maximum Borrowing Capacity	40,000,000
Line of Credit Facility, Interest Rate Description	LIBOR (London Interbank Offered Rate for a one-month term) plus 3.25%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.35%
Debt Instrument, Maturity Date, Description	The credit facility matures in August 2014.
Amount Borrowed To Extinguish Previous Lines of Credit	24,500,000
Line of Credit Facility, Amount Outstanding	35,600,000
Line of Credit Facility, Interest Rate at Period End	3.46%
Debt Issuance Cost	300,000
Line of Credit Facility, Covenant Terms	The credit facility contains the following quarterly financial covenants (capitalized terms are defined in the loan agreements): Tangible Net Worth must exceed $325 million; Total Debt to Asset Value must not exceed 50%; Cumulative 12 month Distributions and Redemptions, net of proceeds from the Company's Dividend Reinvestment Program, cannot exceed $84 million and quarterly Distributions cannot exceed $0.193 per share, unless such cumulative Net Distributions are less than total Funds From Operations for the period; Loan balance must not exceed 45% of the Unencumbered Asset Value; Ratio of Net Operating Income, for the Company's unencumbered properties compared to an Implied Debt Service for the properties must exceed two; and Ratio of net income before depreciation and interest expense to total Fixed Charges, on a cumulative 12 month basis, must exceed two. The Company was in compliance with each of these covenants at December 31, 2012.
Previous Line of Credit $85 Million [Member]
Credit Facility and Mortgage Debt (Details) [Line Items]
Line of Credit Facility, Interest Rate Description	one-month LIBOR plus 3.5%, subject to a minimum LIBOR interest rate floor of 1.5%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Previous Lines of Credit Facility, Maximum Borrowing Capacity Extinguished	$ 85,000,000

[1]	These rates are the rates per the loan agreement. At acquisition, the Company adjusted the interest rates on the loans assumed to market rates and is amortizing the adjustments to interest expense over the life of the loan.